UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] ; Amendement Number: ____
This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		October 23, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42 Data Records

Form 13F Information Table Value Total: $259,672


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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AMI Asset Management
FORM 13F
                          30-Sep-09

                                                                                                                  Voting Authority
                                                                                                           	------------------
                                                            Value     Shares/  Sh/  Put/    Invstmt Other
Name of Issuer                Title of class CUSIP          (x$1000)Prn Amt    Prn  Call    Dscretn Managers     Sole    Shared None
---------------------------  --------------- ---------      ----------------   ---- -----   ------- ---------   ------   ------ ----

3M COMPANY                         COM       88579y101        10849 147000SH         		Sole              147000
ABAXIS INC COM                     COM       002567105         3815 142635SH         		Sole              142635
AFLAC INC COM                      COM       001055102         7747 181265SH        		Sole              181265
AKAMAI TECHNOLOGIES, INC.          COM       00971t101         1765  89700SH    	        Sole               89700
ALLERGAN INC                       COM       018490102         9493 167245SH        	        Sole              167245
APACHE CORP                        COM       037411105         5870  63925SH         		Sole               63925
APPLE COMPUTER INC COM             COM       037833100         9138  49304SH         		Sole               49304
BARD CR INC                        COM       067383109        12181 154950SH         		Sole              154950
BECTON DICKINSON & CO              COM       075887109        14173 203200SH         		Sole              203200
BROWN FORMAN CORP                  COM       115637209         3405  70612SH         		Sole               70612
CALIFORNIA PIZZA KTCHN COM         COM       13054d109          196  12550SH         		Sole               12550
CALWEST BANCORP                    COM       13169q102           59  37007SH         		Sole               37007
CEPHALON INC COM                   COM       156708109         7222 124000SH         		Sole              124000
CHARLES SCHWAB INC                 COM       808513105         8648 451600SH         		Sole              451600
CHATTEM INC                        COM       162456107         6673 100475SH         		Sole              100475
CHURCH & DWIGHT INC COM            COM       171340102        21415 377420SH         		Sole              377420
CISCO SYS INC                      COM       17275R102         6542 277905SH         		Sole              277905
CITY NATL CORP COM                 COM       178566105         3026  77725SH         		Sole               77725
DENTSPLY INTERNATIONAL INC         COM       249030107         6528 189000SH         		Sole              189000
EBAY INC COM                       COM       278642103         1536  65105SH         		Sole               65105
ECOLAB INC                         COM       278865100         7991 172850SH         		Sole              172850
HAIN CELESTIAL GRP INC COM         COM       405217100         5927 309200SH         		Sole              309200
HEALTHCARE SVCS GP INC COM         COM       421906108         6582 358488SH         		Sole              358488
HEINZ H J CO COM                   COM       423074103        12896 324430SH         		Sole              324430
IDEXX LABS                         COM       45168d104         2780  55600SH         		Sole               55600
LIONS GATE ENTMNT CORP COM NEW     COM       535919203           78  12700SH         		Sole               12700
MCCORMICK & CO INC COM NON VTG     COM       579780206         3791 111700SH         		Sole              111700
OXYGEN BIOTHERAPEUTICS COM         COM       69207p100            8  20000SH         		Sole               20000
PEPSICO INC                        COM       713448108        15828 269830SH         		Sole              269830
POLYMEDIX INC COM                  COM       73174c100           13  13000SH         		Sole               13000
PROCTER & GAMBLE CO                COM       742718109         4712  81360SH         		Sole               81360
QUALCOMM INC COM                   COM       747525103         7907 175800SH         		Sole              175800
RESEARCH IN MOTION LTD             COM       760975102         4752  70270SH         		Sole               70270
SAVE THE WORLD AIR INC             COM       805147105           10  25000SH         		Sole               25000
SMART BALANCE, INC                 COM       83169y108          164  26650SH         		Sole               26650
SOUTHERN CO COM                    COM       842587107         2714  85700SH         		Sole               85700
STERICYCLE INC.                    COM       858912108         7128 147150SH         		Sole              147150
TEVA PHARMACEUTICAL INDS           COM       881624209        14247 281785SH         		Sole              281785
THE DIRECTTV GROUP INC             COM       25459l106         4891 177325SH         		Sole              177325
VERIZON COMMUNICATIONS             COM       92343V104         4585 151475SH         		Sole              151475
WELLS FARGO & CO NEW COM           COM       949746101         5260 186670SH         		Sole              186670
WMS INDS INC COM                   COM       929297109         7125 159900SH         		Sole              159900
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